[DORSEY & WHITNEY LLP LETTERHEAD





                                  May 6, 2003

Securities and Exchange Commission          VIA EDGAR FILING
450 Fifth Street N.W.
Washington, D.C. 20549-0506


Re: First American Insurance Portfolios, Inc. (the "Registrant") File Nos. 333-93883 and 811-09765
         Rule 497(j) Filing

Dear Sir or Madam:

         Pursuant to Rule 497(j) under the Securities Act of 1933 (the "1933 Act"), the undersigned hereby certifies on behalf of the Registrant that:

         (1) the forms of Registrant's Prospectuses and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from those contained in Post-Effective Amendment No. 9 to the Registrant's Registration Statement filed May 1, 2003; and

         (2) the text of Post-Effective Amendment No. 9 to the Registrant's Registration Statement has been filed electronically.

                                       Very truly yours,

                                       /s/ Kathleen L. Prudhomme
                                       Assistant Secretary
                                       First American Insurance Portfolios, Inc.